Expense Example	Jun. 30, 2026 USD ($)
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 192
Expense Example, with Redemption, 3 Years	708
Expense Example, with Redemption, 5 Years	1,251
Expense Example, with Redemption, 10 Years	2,735
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	185
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	1,211
Expense Example, with Redemption, 10 Years	2,655
American Beacon SSI Alternative Income Fund | American Beacon SSI Alternative Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	215
Expense Example, with Redemption, 3 Years	796
Expense Example, with Redemption, 5 Years	1,403
Expense Example, with Redemption, 10 Years	3,043
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	705
Expense Example, with Redemption, 3 Years	1,004
Expense Example, with Redemption, 5 Years	1,325
Expense Example, with Redemption, 10 Years	2,231
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	314
Expense Example, with Redemption, 3 Years	692
Expense Example, with Redemption, 5 Years	1,196
Expense Example, with Redemption, 10 Years	2,584
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,445
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	601
Expense Example, with Redemption, 10 Years	1,342
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	605
Expense Example, with Redemption, 10 Years	1,352
AB ARK Transformational Innovation Fund | American Beacon ARK Transformational Innovation Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	789
Expense Example, with Redemption, 10 Years	1,745
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	473
Expense Example, with Redemption, 3 Years	706
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,677
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,008
Expense Example, with Redemption, 10 Years	2,194
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	489
Expense Example, with Redemption, 10 Years	1,099
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | R5 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	256
Expense Example, with Redemption, 5 Years	454
Expense Example, with Redemption, 10 Years	1,026
AB TwentyFour Funds | American Beacon TwentyFour Strategic Income Fund | Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,497
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | A Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	337
Expense Example, with Redemption, 3 Years	1,034
Expense Example, with Redemption, 5 Years	1,754
Expense Example, with Redemption, 10 Years	3,660
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | C Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	967
Expense Example, with Redemption, 5 Years	1,801
Expense Example, with Redemption, 10 Years	3,969
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | Y Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	693
Expense Example, with Redemption, 5 Years	1,354
Expense Example, with Redemption, 10 Years	3,127
AB TwentyFour Funds | American Beacon TwentyFour Short Term Bond Fund | R6 Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	677
Expense Example, with Redemption, 5 Years	1,333
Expense Example, with Redemption, 10 Years	$ 3,093